Finance income and expenses (Schedule of finance income) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 ILS (₪)
Finance income:
Interest from Short-term bank deposits	₪ 4,258	$ 1,168	₪ 4,644	₪ 2,845
Dividends	5,378	1,475	5,201	3,537
Changes in fair value of financial assets at fair values	25,851	7,088	3,567	0
Income from revaluation of a long-term financial assets	0	0	2,030	13,058
Foreign currency differences	367	101	676	3,580
Interest Income of debentures held for trading	3,811	1,044	4,207	2,637
Other interest	76	21	38	0
Total finance income	₪ 39,741	$ 10,897	₪ 20,363	₪ 25,657